CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Loss Income
Net loss	$ (33,904)	$ (93,419)	$ (179,181)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustment	381	(2,974)	35,716
Comprehensive loss	(33,523)	(96,393)	(143,465)
Less: comprehensive loss attributable to non-controlling interests	(2,427)	(2,156)	(22,732)
Comprehensive loss attributable to AirNet Technology Inc.'s shareholders	$ (31,096)	$ (94,237)	$ (120,733)